INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of finite-lived intangible assets
		(in thousands)
		June 30, 2023			December 31, 2022
	Estimated Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value

Amortizing Intangible Assets:
Customer Relationships	3 to 5	$7,400	$(7,400)	$-	$7,400	$(7,400)	$-
Trademarks and Patent	2 to 8	4,500	(4,116)	384	4,500	(2,991)	1,509
Operating Licenses	14	12,239	(12,239)	-	12,239	(12,239)	-
Total Amortizing Intangible Assets		24,139	(23,755)	384	24,139	(22,630)	1,509

Non-Amortizing Intangible Assets:
Trade Name	Indefinite	1,350	-	1,350	1,350	-	1,350
Total Non-Amortizing Intangible Assets		1,350	-	1,350	1,350	-	1,350
Total Intangible Assets, Net		$25,489	$(23,755)	$1,734	$25,489	$(22,630)	$2,859

	(in thousands)
		December 31, 2022			December 31, 2021
	Estimated Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Amortizing Intangible Assets:
Customer Relationships	3 to 5	$7,400	$(7,400)	$—	$7,400	$(7,400)	$—
Trademarks and Patent	2 to 8	4,500	(2,991)	1,509	4,500	(750)	3,750
Operating Licenses	14	12,239	(12,239)	—	100,701	(6,864)	93,837
Total Amortizing Intangible Assets		24,139	(22,630)	1,509	112,601	(15,014)	97,587

Non-Amortizing Intangible Assets:
Trade Names	Indefinite	1,350	—	1,350	32,050	—	32,050
Total Non-Amortizing Intangible Assets		1,350	—	1,350	32,050	—	32,050

Total Intangible Assets, Net		$25,489	$(22,630)	$2,859	$144,651	$(15,014)	$129,637